SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Cash	$ 585,654	$ 1,172,581
Cash equivalents	0	0
Investment held in treasury	21,252,639	88,102,610
Underwriter discount	4,743,750
Temporary equity carrying amount	$ 20,457,011	87,934,212
Excise tax rate	1.00%
Corporate alternative minimum tax	15.00%
Delaware franchise tax	$ 205,000	168,398
Federal deposit insurance corporation	250,000
Cash, uninsured amount	335,654	$ 922,581
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs	$ 475,348